NET SALES (Tables)	12 Months Ended
Dec. 31, 2019
NET SALES
Schedule of reconciliation from gross sales to net sales revenue
	December 31,	December 31,	December 31,
	2019	2018	2017
Gross sales	31,395,955	14,802,821	11,752,459
Sales deductions
Adjustment to present value	(5,316)	(4,984)	—
Returns and cancelations	(109,641)	(75,477)	(50,199)
Discounts and rebates (1)	(3,835,140)	(15,695)	(6,589)
	27,445,858	14,706,665	11,695,671

Taxes on sales (2)	(1,432,908)	(1,263,289)	(1,114,998)

Net sales	26,012,950	13,443,376	10,580,673
1)

The customer contracts of Fibria, a wholly-owned subsidiary incorporated on April 1, 2019, provide for contractual discounts that were maintained and that, therefore, impacted the Company's income in 2019.

2)

In 2018, included the social contribution to the National Institute of Social Security (“INSS”), which represents 2.5% of the gross sales revenue in the domestic market. This is a tax obligation pursuant to Law nº.12.546/11, article 8, Appendix I and their respective amendments.